SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	September 30, 2022	September 30, 2021
Convertible notes payable and accrued interest	–	801,250
Stock Options	1,162,721	301,845
Warrants	4,680,050	472,886
Total common stock equivalents	5,842,771	1,575,981